Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000261751
Shareholder Report [Line Items]
Fund Name	WisdomTree Asia Defense Fund
Trading Symbol	WDAF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Asia Defense Fund (the "Fund") for the period of September 12, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Asia Defense Fund	$2	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/12/25. Actual expenses are calculated using a 19/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 10,119,873
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$10,119,873 # of Portfolio Holdings47 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	93.2%
Materials	5.1%
Information Technology	1.5%
Consumer Discretionary	0.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Hanwha Aerospace Co. Ltd.	8.0%
Bharat Electronics Ltd.	7.3%
Hindustan Aeronautics Ltd.	7.2%
Mazagon Dock Shipbuilders Ltd.	7.0%
LIG Nex1 Co. Ltd.	5.6%
Hanwha Systems Co. Ltd.	5.4%
Korea Aerospace Industries Ltd.	5.3%
Bharat Dynamics Ltd.	4.2%
Mitsubishi Heavy Industries Ltd.	4.2%
Singapore Technologies Engineering Ltd.	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000112567
Shareholder Report [Line Items]
Fund Name	WisdomTree China ex-State-Owned Enterprises Fund
Trading Symbol	CXSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree China ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree China ex-State-Owned Enterprises Fund	$19	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.32%	[2]
AssetsNet	$ 552,014,568
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$552,014,568 # of Portfolio Holdings203 Portfolio Turnover Rate5%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Discretionary	27.0%
Communication Services	18.8%
Information Technology	13.3%
Health Care	12.8%
Industrials	12.1%
Financials	6.2%
Consumer Staples	5.5%
Materials	2.8%
Real Estate	1.1%
Other Sectors	0.4%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Alibaba Group Holding Ltd.	12.5%
Tencent Holdings Ltd.	10.6%
Contemporary Amperex Technology Co. Ltd.	4.3%
PDD Holdings, Inc.	2.9%
Ping An Insurance Group Co. of China Ltd.	2.2%
NetEase, Inc.	1.8%
Meituan	1.9%
Zhongji Innolight Co. Ltd.	1.6%
BYD Co. Ltd.	1.4%
Baidu, Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000145138
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Trading Symbol	XSOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$18	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.32%	[3]
AssetsNet	$ 2,069,327,979
Holdings Count | Holding	766
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,069,327,979 # of Portfolio Holdings766 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	29.1%
Financials	16.7%
Consumer Discretionary	15.5%
Communication Services	9.6%
Industrials	8.5%
Materials	6.0%
Health Care	5.3%
Consumer Staples	4.9%
Energy	2.1%
Other Sectors	2.7%
Other Assets and Liabilities, Net	(0.4)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.9%
Alibaba Group Holding Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.4%
Al Rajhi Bank	1.8%
HDFC Bank Ltd.	1.7%
SK Hynix, Inc.	1.5%
Reliance Industries Ltd.	1.4%
MercadoLibre, Inc.	1.4%
ICICI Bank Ltd.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042129
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets High Dividend Fund
Trading Symbol	DEM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets High Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets High Dividend Fund	$34	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%	[4]
AssetsNet	$ 3,219,029,340
Holdings Count | Holding	490
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,219,029,340 # of Portfolio Holdings490 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	26.4%
Energy	12.8%
Materials	11.2%
Information Technology	10.7%
Industrials	9.5%
Consumer Discretionary	6.6%
Consumer Staples	5.8%
Utilities	5.4%
Communication Services	5.1%
Other Sectors	6.0%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

China Construction Bank Corp.	4.5%
Vale SA	3.6%
MediaTek, Inc.	2.7%
Saudi Arabian Oil Co.	2.2%
Industrial & Commercial Bank of China Ltd.	2.2%
Petroleo Brasileiro SA - Petrobras	2.2%
China Merchants Bank Co. Ltd.	2.0%
Bank of China Ltd.	1.9%
Hyundai Motor Co.	1.1%
China Shenhua Energy Co. Ltd.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000202064
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Multifactor Fund
Trading Symbol	EMMF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Multifactor Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Multifactor Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[5]
AssetsNet	$ 127,601,657
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$127,601,657 # of Portfolio Holdings219 Portfolio Turnover Rate44%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	21.3%
Financials	21.1%
Communication Services	14.5%
Consumer Discretionary	13.3%
Consumer Staples	7.5%
Health Care	6.1%
Industrials	5.8%
Utilities	5.1%
Materials	3.0%
Energy	1.9%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	3.9%
Baidu, Inc.	2.6%
Alibaba Group Holding Ltd.	2.5%
Hyundai Motor Co.	1.9%
Pop Mart International Group Ltd.	1.8%
Fuyao Glass Industry Group Co. Ltd.	1.3%
Hansoh Pharmaceutical Group Co. Ltd.	1.2%
Vipshop Holdings Ltd.	1.0%
Huaneng Power International, Inc.	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000128625
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Quality Dividend Growth Fund
Trading Symbol	DGRE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Quality Dividend Growth Fund	$18	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.32%	[6]
AssetsNet	$ 131,890,555
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$131,890,555 # of Portfolio Holdings282 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	25.5%
Financials	19.1%
Industrials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.0%
Energy	5.5%
Health Care	5.5%
Materials	5.5%
Communication Services	4.8%
Utilities	4.1%
Other Sectors	1.3%
Other Assets and Liabilities, Net	(0.6)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Samsung Electronics Co. Ltd.	4.0%
Yuhan Corp.	1.3%
Reliance Industries Ltd.	1.1%
International Container Terminal Services, Inc.	1.1%
Wiwynn Corp.	1.1%
Hindustan Petroleum Corp. Ltd.	1.0%
Vibra Energia SA	1.0%
HDFC Bank Ltd.	1.0%
Accton Technology Corp.	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000053725
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets SmallCap Dividend Fund
Trading Symbol	DGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets SmallCap Dividend Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[7]
AssetsNet	$ 1,637,434,682
Holdings Count | Holding	1,060
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,637,434,682 # of Portfolio Holdings1,060 Portfolio Turnover Rate4%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	16.8%
Financials	16.7%
Information Technology	15.4%
Materials	11.4%
Consumer Discretionary	10.2%
Consumer Staples	7.4%
Real Estate	7.0%
Utilities	4.7%
Health Care	4.3%
Other Sectors	5.8%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

United Integrated Services Co. Ltd.	1.3%
Old Mutual Ltd.	1.0%
King Slide Works Co. Ltd.	0.8%
Growthpoint Properties Ltd.	0.8%
Tisco Financial Group PCL	0.8%
Grupa Kety SA	0.7%
Transmissora Alianca de Energia Eletrica SA	0.7%
Grupo Aeroportuario del Centro Norte SAB de CV	0.7%
Korea Investment Holdings Co. Ltd.	0.7%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000261324
Shareholder Report [Line Items]
Fund Name	WisdomTree GeoAlpha Opportunities Fund
Trading Symbol	GEOA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree GeoAlpha Opportunities Fund (the "Fund") for the period of July 8, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree GeoAlpha Opportunities Fund	$14	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 7/8/25. Actual expenses are calculated using a 85/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.58%	[8]
AssetsNet	$ 786,650
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$786,650 # of Portfolio Holdings65 Portfolio Turnover Rate39%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	24.6%
Information Technology	17.0%
Materials	15.6%
Consumer Staples	12.0%
Energy	8.9%
Communication Services	8.4%
Consumer Discretionary	8.2%
Financials	1.9%
Real Estate	1.7%
Utilities	1.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Meta Platforms, Inc.	4.7%
Intel Corp.	4.4%
Alphabet, Inc.	3.2%
Union Pacific Corp.	2.9%
Tokyo Electron Ltd.	2.8%
ASML Holding NV	2.6%
Lam Research Corp.	2.5%
United Parcel Service, Inc.	2.4%
Mitsubishi Heavy Industries Ltd.	2.3%
Marathon Petroleum Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000261749
Shareholder Report [Line Items]
Fund Name	WisdomTree Global Defense Fund
Trading Symbol	WDGF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Global Defense Fund (the "Fund") for the period of September 12, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Global Defense Fund	$2	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/12/25. Actual expenses are calculated using a 19/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.45%	[9]
AssetsNet	$ 2,415,061
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,415,061 # of Portfolio Holdings90 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	92.9%
Information Technology	6.1%
Materials	0.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Thales SA	5.5%
BAE Systems PLC	5.3%
Palantir Technologies, Inc.	5.3%
Rheinmetall AG	5.2%
Lockheed Martin Corp.	5.0%
General Dynamics Corp.	4.8%
RTX Corp.	4.8%
Northrop Grumman Corp.	4.8%
Boeing Co.	4.2%
L3Harris Technologies, Inc.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033619
Shareholder Report [Line Items]
Fund Name	WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Trading Symbol	DNL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	$23	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%	[10]
AssetsNet	$ 489,413,727
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$489,413,727 # of Portfolio Holdings297 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	23.4%
Industrials	21.2%
Consumer Discretionary	14.2%
Health Care	11.8%
Materials	8.9%
Communication Services	7.0%
Consumer Staples	4.7%
Energy	4.0%
Financials	3.1%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
Industria de Diseno Textil SA	4.7%
GSK PLC	4.2%
MediaTek, Inc.	3.8%
ASML Holding NV	3.7%
Nintendo Co. Ltd.	3.2%
Airbus SE	3.1%
Deutsche Post AG	3.0%
Novo Nordisk AS	2.3%
Hermes International SCA	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033635
Shareholder Report [Line Items]
Fund Name	WisdomTree Global High Dividend Fund
Trading Symbol	DEW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Global High Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global High Dividend Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[11]
AssetsNet	$ 123,437,214
Holdings Count | Holding	719
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$123,437,214 # of Portfolio Holdings719 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	29.5%
Utilities	12.4%
Energy	12.3%
Real Estate	10.6%
Consumer Staples	9.5%
Health Care	7.2%
Communication Services	5.4%
Industrials	3.7%
Materials	3.3%
Consumer Discretionary	3.0%
Other Sectors	2.7%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.5%
Johnson & Johnson	2.3%
Philip Morris International, Inc.	1.9%
Exxon Mobil Corp.	1.6%
Altria Group, Inc.	1.6%
AbbVie, Inc.	1.5%
Chevron Corp.	1.3%
International Business Machines Corp.	1.3%
Verizon Communications, Inc.	1.3%
Intesa Sanpaolo SpA	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000057625
Shareholder Report [Line Items]
Fund Name	WisdomTree India Earnings Fund
Trading Symbol	EPI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree India Earnings Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Earnings Fund	$42	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[12]
AssetsNet	$ 2,787,416,261
Holdings Count | Holding	541
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,787,416,261 # of Portfolio Holdings541 Portfolio Turnover Rate6%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.7%
Energy	15.9%
Materials	14.0%
Information Technology	9.8%
Consumer Discretionary	9.3%
Industrials	8.9%
Utilities	7.7%
Health Care	5.2%
Consumer Staples	3.9%
Other Sectors	2.9%
Other Assets and Liabilities, Net	(2.3)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Reliance Industries Ltd.	7.3%
HDFC Bank Ltd.	6.3%
ICICI Bank Ltd.	5.6%
Infosys Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.3%
Oil & Natural Gas Corp. Ltd.	2.7%
State Bank of India	2.7%
Coal India Ltd.	2.5%
NTPC Ltd.	2.2%
Power Grid Corp. of India Ltd.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042148
Shareholder Report [Line Items]
Fund Name	WisdomTree New Economy Real Estate Fund
Trading Symbol	WTRE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree New Economy Real Estate Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree New Economy Real Estate Fund	$33	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.58%	[13]
AssetsNet	$ 14,514,135
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$14,514,135 # of Portfolio Holdings60 Portfolio Turnover Rate52%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Real Estate	71.4%
Information Technology	14.7%
Communication Services	12.8%
Financials	0.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Prologis, Inc.	6.1%
Goodman Group	5.8%
Digital Realty Trust, Inc.	5.7%
Crown Castle, Inc.	5.5%
American Tower Corp.	5.3%
Equinix, Inc.	5.1%
Iron Mountain, Inc.	4.5%
Cellnex Telecom SA	4.0%
SBA Communications Corp.	3.5%
AST SpaceMobile, Inc.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.